CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT
Cash and cash equivalents	R$ 13,590,776	R$ 6,835,057
Marketable securities	7,508,275	2,212,079
Trade accounts receivable	6,531,465	2,915,206
Inventories	4,637,485	4,009,335
Recoverable taxes	360,725	406,850
Derivative financial instruments	470,261	484,043
Advances to suppliers	59,564	43,162
Dividends receivable	6,604	7,633
Other assets	937,786	731,291
Total current assets, before assets held for sale	34,102,941	17,644,656
Assets held for sale		313,338
Total current assets	34,102,941	17,957,994
NON-CURRENT
Marketable securities	250,054	184,778
Recoverable taxes	1,269,164	834,575
Deferred taxes	8,729,929	8,677,002
Derivative financial instruments	971,879	857,377
Advances to suppliers	1,282,763	1,015,115
Judicial deposits	300,715	257,789
Other assets	296,844	235,341
Biological assets	12,248,732	11,161,210
Investments	524,066	359,071
Property, plant and equipment	38,169,703	39,156,890
Right of use	4,794,023	4,344,078
Intangible	16,034,339	16,759,528
Total non-current	84,872,211	83,842,754
TOTAL ASSET	118,975,152	101,800,748
CURRENT
Trade accounts payable	3,288,897	2,361,098
Loans, financing and debentures	3,655,537	2,043,386
Lease liabilities	623,282	620,177
Derivative financial instruments	1,563,459	1,991,118
Taxes payable	339,553	170,482
Payroll and charges	590,529	492,728
Liabilities for assets acquisitions and associates	99,040	101,515
Dividends payable	919,073	6,232
Advance from customers	103,656	25,171
Other liabilities	368,198	360,916
Total current liabilities	11,551,224	8,172,823
NON-CURRENT
Loans, financing and debentures	75,973,092	70,856,496
Lease liabilities	5,269,912	4,571,583
Derivative financial instruments	6,331,069	6,126,282
Liabilities for assets acquisitions and associates	306,912	400,713
Provision for judicial liabilities	3,232,612	3,255,955
Employee benefit plans	675,158	785,045
Deferred taxes		570
Share-based compensation plans	166,998	195,135
Advance from customers	149,540
Other liabilities	143,505	98,768
Total non-current liabilities	92,248,798	86,290,547
TOTAL LIABILITIES	103,800,022	94,463,370
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	15,455	10,612
Treasury shares	(218,265)	(218,265)
Retained earnings	3,927,824
Other reserves	2,114,907	2,129,944
Accumulated deficit		(3,926,015)
Controlling shareholders'	15,075,467	7,231,822
Non-controlling interest	99,663	105,556
Total equity	15,175,130	7,337,378
TOTAL LIABILITIES AND EQUITY	R$ 118,975,152	R$ 101,800,748